Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies
Commitments and Contingencies

7. Commitments and Contingencies

Lease Commitments

        The Company's operating lease obligations primarily consist of leased office, laboratory, and manufacturing space under a non-cancelable operating lease that expires in November 2019. The lease agreement includes a renewal provision allowing the Company to extend this lease for an additional period of three years. In addition to the minimum future lease commitments presented below, the lease requires the Company to pay property taxes, insurance, maintenance, and repair costs. The lease includes a rent holiday concession and escalation clauses for increased rent over the lease term. Rent expense is recognized using the straight-line method over the term of the lease. The Company records deferred rent calculated as the difference between rent expense and the cash rental payments. To date, deferred rent has been insignificant. In March 2016, the Company entered into an additional non-cancelable operating lease for warehouse and storage space that expires in November 2019. Rent expense was $506,000 and $259,000 for the three months ended September 30, 2017 and 2016, and $1,519,000 and $757,000 for the nine months ended September 30, 2017 and 2016, respectively.

        Aggregate future minimum lease payments as of September 30, 2017, are as follows (in thousands):

Year ending December 31,	Future Minimum Lease Payments
2017	$507
2018	2,033
2019	1,915
Total minimum lease payments	$4,455

Purchase Obligations

        Purchase obligations consist of agreements to purchase goods and services entered into in the ordinary course of business. The Company had non-cancellable commitments to suppliers for purchases totaling $1,688,000 and $3,542,000 as of September 30, 2017 and December 31, 2016, respectively.

Indemnification

        In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may provide for indemnification of the counterparty. The Company's exposure under these agreements is unknown because it involves claims that may be made against it in the future, but have not yet been made. To date, the Company has not been subject to any claims or been required to defend any action related to its indemnification obligations under these agreements.

        The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company's request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company's exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, it has not recognized any liabilities relating to these obligations for any period presented.

Legal Proceedings

        Except as set forth below, the Company is not involved in any pending legal proceedings that it believes could have a material adverse effect on its financial condition, results of operations or cash flows. From time to time, the Company may pursue litigation to assert its legal right and such litigation may be costly and divert the efforts and attention of its management and technical personnel which could adversely affect its business.

        Between May 22, 2017 and May 25, 2017, three purported class action lawsuits were filed in the Superior Court of the State of California, County of San Mateo ("State Court"), against the Company, certain of its officers and directors and the underwriters of the Company's January 2015 IPO. The actions were captioned Grotewiel v. Avinger, Inc., et al., No. 17-CIV-02240, Gonzalez v. Avinger, Inc., et al., No. 17-CIV-02284, and Olberding v. Avinger, Inc., et al., No. 17-CIV-02307. These lawsuits allege that the registration statement for the Company's IPO made false and misleading statements and omissions in violation of the Securities Act of 1933. Plaintiffs seek to represent a class of purchasers of our common stock in and/or traceable to our IPO. Plaintiffs seek, among other things, unspecified compensatory damages, interest, costs, recission, and attorneys' fees. On June 12, 2017, defendants removed these actions to the United States District Court for the Northern District of California ("Federal Court"), where they were captioned Grotewiel v. Avinger, Inc., No. 17-cv-03400, Gonzalez v. Avinger, Inc., No. 17-cv-03401, and Olberding v. Avinger, Inc., No. 17-cv-03398, and where the actions were related and assigned to the same judge.

        On October 11, 2017, the Federal Court appointed a lead plaintiff and approved the selection of a lead counsel in the Grotewiel action ("Federal Action"). An amended complaint in the Federal Action is due on November 21, 2017. On June 22, 2017, and June 23, 2017, plaintiffs Olberding and Gonzalez moved to remand their cases to the State Court. Defendants opposed these motions. On July 21, 2017, the Federal Court granted the motions to remand the Olberding and Gonzalez actions to the State Court. On August 9, 2017, the State Court consolidated the Olberding and Grotewiel actions under the caption Gonzalez v. Avinger, Inc., et al., No. 17-CIV-02284 ("State Action"). On September 22, 2017, an amended complaint was filed in the State Action. On October 31, 2017, the parties in the State Action stipulated to a stay of proceedings until judgment is entered in the Federal Action. On November 2, 2017, pursuant to stipulation of the parties, the State Court entered an order staying proceedings in the State Action until judgment is entered in the Federal Action.

        The Company and its directors believes that the foregoing lawsuits are entirely without merit and intend to vigorously defend against the actions.

10. Commitments and Contingencies

Lease Commitments

        The Company's operating lease obligations primarily consist of leased office, laboratory, and manufacturing space under a non-cancelable operating lease that expires in November 2019. The lease agreement includes a renewal provision allowing the Company to extend this lease for an additional period of three years. In addition to the minimum future lease commitments presented below, the lease requires the Company to pay property taxes, insurance, maintenance, and repair costs. The lease includes a rent holiday concession and escalation clauses for increased rent over the lease term. Rent expense is recognized using the straight-line method over the term of the lease. The Company records deferred rent calculated as the difference between rent expense and the cash rental payments. In connection with the facility lease, the landlord also provided incentives of $369,000 to the Company in the form of leasehold improvements. These amounts were reflected as deferred rent and were amortized as a reduction to rent expense over the original term of the Company's operating lease. In February 2016, the Company entered into an additional non-cancelable operating lease for warehouse and storage space that expires in November 2019. Rent expense was $1,098,000, $938,000 and $922,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

        The future aggregate minimum lease payments as of December 31, 2016, are as follows (in thousands):

Year ending December 31,	Future Minimum Lease Payments
2017	$1,974
2018	2,033
2019	1,915

Total minimum lease payments	$5,922

Purchase Obligations

        Purchase obligations consist of agreements to purchase goods and services entered into in the ordinary course of business. The Company had noncancellable commitments to suppliers for purchases totaling $3,542,000 and $4,347,000 as of December 31, 2016 and 2015, respectively

Indemnification

        In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and may provide for indemnification of the counterparty. The Company's exposure under these agreements is unknown because it involves claims that may be made against it in the future, but have not yet been made. To date, the Company has not been subject to any claims or been required to defend any action related to its indemnification obligations.

        The Company indemnifies each of its directors and officers for certain events or occurrences, subject to certain limits, while the director is or was serving at the Company's request in such capacity, as permitted under Delaware law and in accordance with its certificate of incorporation and bylaws. The term of the indemnification period lasts as long as a director may be subject to any proceeding arising out of acts or omissions of such director in such capacity. The maximum amount of potential future indemnification is unlimited; however, the Company currently holds director liability insurance. This insurance allows the transfer of risk associated with the Company's exposure and may enable it to recover a portion of any future amounts paid. The Company believes that the fair value of these indemnification obligations is minimal. Accordingly, it has not recognized any liabilities relating to these obligations for any period presented.

Legal Proceedings

        The Company was not party to any legal proceedings at December 31, 2016 and 2015. The Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss-related matter is both probable and reasonably estimable.

        On February 15, 2014, the Company entered into an engagement letter with a financial advisor which provided for such firm to serve as its placement agent and for the Company to make certain payments to them in connection with its Series E Convertible Preferred Stock financing. After the entry into such engagement letter, the financial advisor did not provide the level of service the Company was expecting and was not responsible for introducing the Company to any of the Series E Convertible Preferred Stock investors. In December 2014, the Company and its former financial advisor agreed to amend and to terminate their engagement letter, effective immediately. Pursuant to the terms of the amended engagement letter, the Company agreed to pay the former financial advisor a transaction fee of $650,000, to be paid in four equal quarterly installments starting on December 31, 2014, and ending on September 30, 2015 and $35,000 for reimbursement of the former financial advisor's out-of-pocket expenses, which were due upon execution of the amendment. The transaction fee and out-of-pocket expenses were reflected as additional Series E Convertible Preferred Stock issuance costs during the year ended December 31, 2014.